Prospectus Supplement -- May 23, 2005*

Fund Name
    (Date) Prospectus Form #
AXP California Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Core Bond Fund
    (9/29/04) S-6267-99 D
AXP Discovery Fund
    (9/29/04) S-6457-99 Z
AXP Diversified Bond Fund
    (10/29/04) S-6495-99 X
AXP Diversified Equity Income Fund
    (11/29/04) S-6475-99 X
AXP Dividend Opportunity Fund
    (8/27/04) S-6341-99 Y
AXP Equity Select Fund
    (1/28/05) S-6426-99 Y
AXP Equity Value Fund
    (5/28/04) S-6382-99 P, (5/27/05) S-6382-99 R
AXP Global Bond Fund
    (12/30/04) S-6309-99 Y
AXP Global Technology Fund
    (12/30/04) S-6395-99 H
AXP Growth Fund
    (9/29/04) S-6455-99 Y
AXP High Yield Bond Fund
    (7/30/04) S-6370-99 X
AXP High Yield Tax-Exempt Fund
    (1/28/05) S-6430-99 Z
AXP Income Opportunities Fund
    (9/29/04) S-6266-99 D
AXP Inflation Protected Securities Fund
    (9/29/04) S-6280-99 C
AXP Insured Tax-Exempt Fund
    (8/27/04) S-6327-99 Z
AXP Intermediate Tax-Exempt Fund
    (1/28/05) S-6355-99 M
AXP Large Cap Equity Fund
    (9/29/04) S-6244-99 E
AXP Large Cap Value Fund
    (9/29/04) S-6246-99 E

Fund Name
    (Date) Prospectus Form #
AXP Limited Duration Bond Fund
    (9/29/04) S-6265-99 D
AXP Managed Allocation Fund
    (11/29/04) S-6141-99 Y
AXP Massachusetts Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Michigan Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Mid Cap Value Fund
    (11/29/04) S-6241-99 E
AXP Minnesota Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Mutual
    (11/29/04) S-6326-99 Y
AXP New Dimensions Fund
    (9/29/04) S-6440-99 X
AXP New York Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Ohio Tax-Exempt Fund
    (8/27/04) S-6328-99 Y
AXP Partners Aggressive Growth Fund
    (7/30/04) S-6260-99 D
AXP Partners Fundamental Value Fund
    (7/30/04) S-6236-99 F
AXP Partners Growth Fund
    (7/30/04) S-6261-99 D
AXP Partners International Aggressive Growth Fund
    (12/30/04) S-6243-99 G
AXP Partners International Core Fund
    (12/30/04) S-6259-99 E
AXP Partners International Select Value Fund
    (12/30/04) S-6242-99 G
AXP Partners International Small Cap Fund
    (12/30/04) S-6258-99 E
AXP Partners Select Value Fund
    (7/30/04) S-6240-99 E
AXP Partners Small Cap Core Fund
    (7/30/04) S-6237-99 F

Fund Name
    (Date) Prospectus Form #
AXP Partners Small Cap Growth Fund
    (5/28/04) S-6301-99 F, (5/27/05) S-6301-99 G
AXP Partners Small Cap Value Fund
    (7/30/04) S-6239-99 F
AXP Partners Value Fund
    (7/30/04) S-6238-99 F
AXP Portfolio Builder Conservative Fund
    (4/1/05) S-6282-99 C
AXP Portfolio Builder Moderate Conservative Fund
    (4/1/05) S-6282-99 C
AXP Portfolio Builder Moderate Fund
    (4/1/05) S-6282-99 C
AXP Portfolio Builder Moderate Aggressive Fund
    (4/1/05) S-6282-99 C
AXP Portfolio Builder Aggressive Fund
    (4/1/05) S-6282-99 C
AXP Portfolio Builder Total Equity Fund
    (4/1/05) S-6282-99 C
AXP Precious Metals Fund
    (5/28/04) S-6142-99 Y, (5/27/05) S-6142-99 Z
AXP Quantitative Large Cap Equity Fund
    (9/29/04) S-6263-99 D
AXP Real Estate Fund
    (8/27/04) S-6281-99 C

Fund Name
    (Date) Prospectus Form #
AXP Selective Fund
    (7/30/04) S-6376-99 Y
AXP Short Duration U.S. Government Fund
    (7/30/04) S-6042-99 Y
AXP Small Cap Advantage Fund
    (5/28/04) S-6427-99 H, (5/27/05) S-6427-99 J
AXP Small Company Index Fund
    (4/1/05) S-6357-99 N
AXP Stock Fund
    (11/29/04) S-6351-99 Y
AXP Strategy Aggressive Fund
    (5/28/04) S-6381-99 P, (5/27/05) S-6381-99 R
AXP Tax-Exempt Bond Fund
    (1/28/05) S-6310-99 Z
AXP Threadneedle Emerging Markets Fund
    (12/30/04) S-6354-99 M
AXP Threadneedle European Equity Fund
    (12/30/04) S-6006-99 G
AXP Threadneedle Global Balanced Fund
    (12/30/04) S-6352-99 L
AXP Threadneedle Global Equity Fund
    (12/30/04) S-6334-99 X
AXP Threadneedle International Fund
    (12/30/04) S-6140-99 Z
AXP U.S. Government Mortgage Fund
    (7/30/04) S-6245-99 E

The following language replaces the information regarding "Should you purchase Class A, Class B or Class C shares" in the "Buying and Selling Shares" section:

Should you purchase Class A, Class B or Class C shares?

If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.

For more information, see the SAI.

The following language replaces the information regarding "Sales Charges" under the section "Buying and Selling Shares":

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                        Sales charge* as a percentage of:
Total market value               Public offering price**               Net amount invested
                                                   Fixed                              Fixed
                              Equity Funds     Income Funds      Equity Funds     Income Funds
Up to $49,999                     5.75%            4.75%             6.10%            4.99%
$50,000-$99,999                   4.75             4.25              4.99             4.44
$100,000-$249,999                 3.50             3.50              3.63             3.63
$250,000-$499,999                 2.50             2.50              2.56             2.56
$500,000-$999,999                 2.00             2.00              2.04             2.04
$1,000,000 or more                0.00             0.00              0.00             0.00

  * Because of rounding in the calculation of offering price, the portion of the sales charge retained by AEFC may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held directly at the Fund;

o  Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The rest of the section remains the same.

The following language replaces the information under the section "Other Class A sales charge policies" and "Waivers of the sales charge for Class A shares":

Letter of Intent (LOI):

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the Distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares, that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the Distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, they may help you obtain a reduced sales charge on future purchases as described in the section of the prospectus called Rights of Accumulation.

Notification Obligation; Third Party Purchases. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

   o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

The rest of the section remains the same.

The following language replaces the information regarding "Class B and Class C -- contingent deferred sales charge (CDSC) alternative" under the section "Buying and Selling Shares":

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For all purchases made after May 20, 2005, aging will occur daily instead of on a calendar year basis.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

The rest of this section remains unchanged.

The following language replaces the information under "Selling Shares" in the "Buying and Selling Shares" section:

Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to not process if the requested amount includes unguaranteed funds.

American Express Funds                  (logo)
70100 AXP Financial Center              AMERICAN
Minneapolis, MN 55474                    EXPRESS
                                       (R)



S-6369 A (5/05)

* Valid until next update